Annual Total Returns [BarChart] - First Trust Nasdaq Food and Beverage ETF - First Trust Nasdaq Food and Beverage ETF	Aug. 02, 2021
Bar Chart Table:
2017	6.07%
2018	(12.38%)
2019	24.11%
2020	7.13%